EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Stock incentive and option plans
Stock option expiration period (in years)	10
Stock option vesting period (in years)	3 years
SHARES
Outstanding, beginning of year (in shares)	19,988,025	22,262,204	22,695,125
Granted (in shares)	2,661,551	1,783,293	1,969,241
Issued in connection with Nalco merger (in shares)	883,173
Exercised (in shares)	(3,331,926)	(3,813,865)	(2,061,771)
Canceled (in shares)	(74,244)	(243,607)	(340,391)
Outstanding, end of year (in shares)	20,126,579	19,988,025	22,262,204
Exercisable, end of year (in shares)	15,885,276	16,091,416	17,315,445
Vested and expected to vest, end of year (in shares)	19,915,922
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 38.66	$ 36.22	$ 34.51
Granted (in dollars per share)	$ 55.38	$ 48.03	$ 45.03
Issued in connection with Nalco merger (in dollars per share)	$ 29.35
Exercised (in dollars per share)	$ 32.59	$ 28.46	$ 24.95
Canceled (in dollars per share)	$ 43.68	$ 43.86	$ 41.68
Outstanding, end of year (in dollars per share)	$ 41.45	$ 38.66	$ 36.22
Exercisable, end of year (in dollars per share)	$ 38.57	$ 37.42	$ 34.73
Vested and expected to vest, end of year (in dollars per shares)	$ 41.33
Total intrinsic value of options exercised during period	$ 69	$ 76	$ 35
Total aggregate intrinsic value of in-the-money options outstanding	329
Total aggregate intrinsic value of in-the-money options exercisable	305
Weighted-average remaining contractual life of options exercisable (in years)	5.1
Weighted-average remaining contractual life of options outstanding (in years)	6
Aggregate intrinsic value of vested and expected to vest options outstanding (in years)	$ 328
Weighted-average remaining contractual life of vested and expected to vest options outstanding (in years)	6